Subsequent Events (Details) - USD ($)	Apr. 06, 2023	Jun. 02, 2023	May 05, 2023	Mar. 31, 2023	Jan. 03, 2023	Dec. 31, 2022	Dec. 30, 2022	Nov. 14, 2022	Oct. 25, 2022	Dec. 31, 2021	Feb. 23, 2021
Subsequent Event [Line Items]
Assets under management				$ 66,700,000,000
AL Wealth Partners Pte Limited AWLP [Member]
Subsequent Event [Line Items]
Assets under management				$ 971,000,000
Forecast [Member]
Subsequent Event [Line Items]
Required vote, percentage of number of outstanding warrants		65.00%
Common Class A [Member]
Subsequent Event [Line Items]
Common Stock, Par or Stated Value Per Share				$ 0.01		$ 0.01
Subsequent Event [Member] | AL Wealth Partners Pte Limited AWLP [Member]
Subsequent Event [Line Items]
Voting interest acquired (in percent)	100.00%
Cash consideration	$ 15,500,000
Cash consideration, percentage of closing purchase price based on revenues	50.00%
Deferred Payments, percentage of recalculated purchase price based on revenues	25.00%
Deferred Payments, percentage of consideration paid in shares, maximum	50.00%
Subsequent Event [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Number of securities called by each warrant or right (in shares)		0.225	0.25
Ratio, less than exchange ratio (in percent)		10.00%
ALVARIUM TIEDEMANN HOLDINGS INC [Member]
Subsequent Event [Line Items]
Common Stock, Par or Stated Value Per Share							$ 0.0001
Deferred Underwriting Fee Payable						$ 7,800,000		$ 12,075,000		$ 12,075,000
ALVARIUM TIEDEMANN HOLDINGS INC [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Common Stock, Par or Stated Value Per Share						$ 0.0001	$ 0.0001			$ 0.0001
Shares Issued, Price Per Share											$ 11.5
ALVARIUM TIEDEMANN HOLDINGS INC [Member] | Common Class A [Member] | PIPE Subscription Agreements [Member] | PIPE Investor [Member]
Subsequent Event [Line Items]
Common Stock, Value, Subscriptions									$ 164,999,807
Common Stock, Shares Subscribed but Unissued									16,936,715
Shares Issued, Price Per Share									$ 9.8
ALVARIUM TIEDEMANN HOLDINGS INC [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Deferred Underwriting Fee Payable					$ 7,800,000